Exhibit 99.1

CRVNA 2022-P1 Servicer Report

Distribution Date:	2/10/2023
Collection Period:	1/1/2023	Through	1/31/2023
Accrual Period:	1/10/2023	Through	2/9/2023

	Principal Balance Rollforward of Receivables and Additional Collection Activity
	Principal		Unit Reconciliation	Principal Reconciliation
(1)	Beginning Pool Balance	(1)	35,098	772,766,410.59
(2)	Collateral Pledged (Subsequent Receivables Acquired in Collection Period)	(2)	0	0.00
(3)	Collateral Takeout & Unwinds	(3)	0	0.00
(4)	Principal Collections	(4)
(5)	Total collections allocable to principal & Units Paid in Full	(5)	402	18,778,663.21
(6)	Purchased Receivables & receivables purchased pursuant to section 6.1	(6)	0	0.00
(7)	Charged-Off Losses (Gross)[1]	(7)
(8)	Charged-off Losses (system current period)	(8)	42	643,138.41

(9)	Ending Pool Balance	(9)	34,654	753,344,608.97

	Interest, Fees and Recoveries
(10)	Collections allocable to interest	(10)		4,902,315.54
(11)	Collections from Recoveries (prior charge-offs)	(11)		459,045.94
(12)	All other amounts and fees received and not allocable to principal	(12)		14,028.86

(13)	Total non-Principal Collections	(13)		5,375,390.34

	Principal Balance Roll-Forward of Notes

(14)	Original Pool Balance as of Cutoff Date		(14)	1,039,515,050.84
(15)	The Pool Factor as of the close of business on the last day set forth above {(9)/(14)}		(15)	72.47%

(16)	Original Class A-1 Note Balance		(16)	146,000,000.00
(17)	Beginning Class A-1 Note Balance		(17)	0.00
(18)	Class A-1 Monthly Parity Deficit Amount		(18)	0.00
(19)	Class A-1 Regular Principal Payment Amount		(19)	0.00

(20)	Class A-1 Note Balance after Class A-1 Monthly Principal Payment		(20)	0.00
(21)	Class A-1 Pool Factor {(20)/(16)}		(21)	0.00%

(22)	Original Class A-2 Note Balance		(22)	324,000,000.00
(23)	Beginning Class A-2 Note Balance		(23)	192,864,654.73
(24)	Class A-2 Monthly Parity Deficit Amount		(24)	1,750,045.76
(25)	Class A-2 Regular Principal Payment Amount		(25)	17,671,755.86

(26)	Class A-2 Note Balance after Class A-2 Monthly Principal Payment		(26)	173,442,853.11
(27)	Class A-2 Pool Factor {(26)/(22)}		(27)	53.53%

(28)	Original Class A-3 Note Balance		(28)	324,000,000.00
(29)	Beginning Class A-3 Note Balance		(29)	324,000,000.00
(30)	Class A-3 Monthly Parity Deficit Amount		(30)	0.00
(31)	Class A-3 Regular Principal Payment Amount		(31)	0.00

(32)	Class A-3 Note Balance after Class A-3 Monthly Principal Payment		(32)	324,000,000.00
(33)	Class A-3 Pool Factor {(32)/(28)}		(33)	100.00%

(34)	Original Class A-4 Note Balance		(34)	149,350,000.00
(35)	Beginning Class A-4 Note Balance		(35)	149,350,000.00
(36)	Class A-4 Monthly Parity Deficit Amount		(36)	0.00
(37)	Class A-4 Regular Principal Payment Amount		(37)	0.00

(38)	Class A-4 Note Balance after Class A-4 Monthly Principal Payment		(38)	149,350,000.00
(39)	Class A-4 Pool Factor {(38)/(34)}		(39)	100.00%

(40)	Original Class B Note Balance		(40)	31,710,000.00
(41)	Beginning Class B Note Balance		(41)	31,710,000.00
(42)	Class B Monthly Parity Deficit Amount		(42)	0.00
(43)	Class B Regular Principal Payment Amount		(43)	0.00

(44)	Class B Note Balance after Class B Monthly Principal Payment		(44)	31,710,000.00
(45)	Class B Pool Factor {(44)/(40)}		(45)	100.00%

(46)	Original Class C Note Balance		(46)	32,230,000.00
(47)	Beginning Class C Note Balance		(47)	32,230,000.00
(48)	Class C Monthly Parity Deficit Amount		(48)	0.00
(49)	Class C Regular Principal Payment Amount		(49)	0.00

(50)	Class C Note Balance after Class C Monthly Principal Payment		(50)	32,230,000.00
(51)	Class C Pool Factor {(50)/(46)}		(51)	100.00%

(52)	Original Class D Note Balance		(52)	24,940,000.00
(53)	Beginning Class D Note Balance		(53)	24,940,000.00
(54)	Class D Monthly Parity Deficit Amount		(54)	0.00
(55)	Class D Regular Principal Payment Amount		(55)	0.00

(56)	Class D Note Balance after Class D Monthly Principal Payment		(56)	24,940,000.00
(57)	Class D Pool Factor {(56)/(52)}		(57)	100.00%

(58)	Original Class N Note Balance		(58)	16,250,000.00
(59)	Beginning Class N Note Balance		(59)	4,799,237.49
(60)	Class N Regular Principal Payment Amount		(60)	2,007,460.41

(61)	Class N Note Balance after Class N Monthly Principal Payment		(61)	2,791,777.08
(62)	Class N Pool Factor {(61)/(58)}		(62)	17.18%

	Overcollateralization & Principal Payment Calculation

(63)	Overcollateralization in Dollars		(63)	17,671,755.86
(64)	Overcollateralization Target Amount		(64)	17,671,755.86

(65)	Total Available Cash		(65)	24,154,053.55
(66)	Distributions in priority to Regular PDA		(66)	(4,457,440.04)

(67)	Cash available to principal		(67)	19,696,613.51

(68)	Beginning of Period AAA through BBB Note Balance {sum of (17,23,29,35,41, 47, 53)}	(68)		755,094,654.73
(69)	Ending Collateral Balance {(9)}	(69)	753,344,608.97
(70)	OC Target Amount {(64)}	(70)	17,671,755.86

(71)	Required ProForma Note Balance	(71)		735,672,853.11

(72)	Excess	(72)		19,421,801.62

(73)	Regular PDA {lesser of (67) and (72)}	(73)		17,671,755.86

	Reserve Account & Class N Reserve Account Reconciliation

	(a)	Reserve Account Rollforward
(74)		Specified Reserve Account Amount {(14) * 0.6%}			(74)	6,237,090.00
(75)		Aggregate Note Balance after all distributions {sum of (20,26,32,38,44,50,56)}			(75)	735,672,853.11
(76)		Specified Reserve Amount {Lesser of (74),(75)}			(76)	6,237,090.00

(77)		Beginning of Period Reserve Account Balance			(77)	6,237,090.00
(78)		Amount withdrawn from the Reserve Account			(78)	0.00
(79)		Amount deposited to the Reserve Account			(79)	0.00

(80)		Ending Reserve Account Balance			(80)	6,237,090.00

	(b)	Class N Reserve Account Rollforward
(81)		Specified Class N Reserve Account Amount			(81)	3,118,545.00
(82)		Aggregate Class N Note Balance after all distributions			(82)	2,791,777.08
(83)		Specified Class N Reserve Amount			(83)	3,118,545.00

(84)		Beginning of Period Class N Reserve Account Balance			(84)	3,118,545.00
(85)		Amount withdrawn from the Reserve Account			(85)	0.00
(86)		Amount deposited to the Reserve Account			(86)	0.00

(87)		Ending Class N Reserve Account Balance			(87)	3,118,545.00

	Performance Data for the Collection Period

	Loss Data
	(a)	Gross Losses
(88)		Aggregate Gross Charged-Off Receivables losses as of the last day of the previous Collection Period			(88)	5,697,408
(89)		Gross Charged-Off Receivables losses occurring in current Collection Period {(7)}			(89)	643,138

(90)		Aggregate Gross Charged-Off Receivables losses as of the last day of the current Collection Period			(90)	6,340,547

	(b)	Liquidation Proceeds
(91)		The aggregate amount of Liquidation Proceeds as of the last day of the previous Collection Period			(91)	1,702,963
(92)		Gross Liquidation Proceeds occurring in the current Collection Period {(11)}			(92)	459,046
(93)		Less Liquidation Expenses incurred in the current Collection Period			(93)	(14,386)

(94)		The aggregate amount of Liquidation Proceeds as of the last day of the current Collection Period			(94)	2,147,623

	(c)	Net Losses
(95)		The aggregate amount of Net Charged-Off Receivables losses as of the last day of the previous Collection Period			(95)	3,994,446
(96)		Net Charged-Off Receivables losses occurring in current Collection Period {(7)-(11)-(93)}			(96)	198,478

(97)		The aggregate amount of Net Charged-Off Receivables losses as of the last day of the current Collection Period			(97)	4,192,924

	(d)	Historical Net Loss Data

				Average Principal Balance	Net Loss Amount	Net Loss Percentage
		Net Losses in Third Preceding Collection Period		826,130,685	895,435	0.11%
		Net Losses in Second Preceding Collection Period		803,917,999	542,507	0.07%
		Net Losses in First Preceding Collection Period		783,011,332	511,916	0.07%
		Net Losses in Current Collection Period		763,055,510	198,478	0.03%

	Delinquency Data
	(d)	The number of Receivables and the aggregate principal balance for which Obligors are delinquent as of the last day of the Collection Period		Current Collection Period 11
				Delinquency Bucket	No. of Receivables	Principal Balance
(98)			(98)	31-60	377	8,149,524.48
(99)			(99)	61-90	131	2,466,919.28
(100)			(100)	91-120	48	870,417.20

(101)			(101)	Total Delinquencies	556	11,486,860.96

(102)		Receivables greater than 60 days delinquent at end of Collection Period	(102)			0.44%
(103)		Delinquency Trigger Level (based on Current Collection Period)	(103)			2.00%

	Statistical Data

	(e)	Pool Statistics in the Collection Period		Original	Prev. Month	Current
(104)		Weighted Average APR of the Receivables	(104)	7.62%	7.57%	7.57%
(105)		Weighted Average Remaining Term of the Receivables	(105)	70.00	61.38	60.40
(106)		Weighted Average Original Term of the Receivables	(106)	71.00	70.99	71.01
(107)		Average Principal Balance	(107)	$25,213	$22,017	$21,739
(108)		Net Losses in Period {(96)}	(108)	0.00	511,916.19	198,478.45
(109)		Aggregate Realized Losses {(97)}	(109)	0.00	3,994,445.52	4,192,923.98
(110)		Aggregate Realized Loss percentage {(97)/(14)}	(110)	0.00%	0.38%	0.40%
(111)		Number of Receivables at End of Collection Period	(111)	41,229	35,098	34,654

	Extension Data
	(f)	Collection Period Extension Data
(112)		Number of receivables extended in Collection Period (A)			(112)	80
(113)		Principal Balance of receivables extended in Collection Period (B)			(113)	1,932,848.95
(114)		Total number of receivables in Grantor Trust at beginning of Collection Period (C)			(114)	35,098
(115)		Pool Balance as of the beginning of the Collection Period (D)			(115)	772,766,410.59
(116)		Ratio of (A) over (C)			(116)	0.23%
(117)		Ratio of (B) over (D)			(117)	0.25%

	Amounts Deposited into the Collection Account

		Available Principal
(118)		Collections allocable to principal {(5)}			(118)	18,778,663.21
(119)		Current Period Liquidation Proceeds Gross of Servicer Liquidation Reimbursements {(11)}			(119)	459,045.94
(120)		Purchase Amount of Receivables (Purchased Receivables & receivables purchased pursuant to section 6.1)			(120)	0.00
(121)		Purchase Amount for Collateral Takeout & Unwinds			(121)	0.00

(122)		Total Collected Principal			(122)	19,237,709.15

		Collected Interest and Supplemental Servicing Fees
(123)		Collections allocable to interest {(10)}			(123)	4,902,315.54
(124)		Collections allocable to Supplemental Servicing Fees {(12)}			(124)	14,028.86

(125)		Total Collected Interest and Supplemental Servicing Fees			(125)	4,916,344.40

(126)		Excess amount withdrawn from Reserve Account {(78)}			(126)	0.00

(127)		Amount deposited to Collection Account			(127)	24,154,053.55

	Calculation and Allocation of Priority PDA

	Class	Note Balance	Pool Balance	PDA Required	Cash Available	Cash Allocated to PDA	Priority PDA Payment
(128)	Class A-1	0.00	753,344,608.97	0.00	21,714,326.76	0.00	0.00
(129)	Class A-2	192,864,654.73	753,344,608.97	0.00	21,714,326.76	0.00	1,750,045.76
(130)	Class A-3	516,864,654.73	753,344,608.97	0.00	21,714,326.76	0.00	0.00
(131)	Class A-4	666,214,654.73	753,344,608.97	0.00	21,714,326.76	0.00	0.00
(132)	Class B	697,924,654.73	753,344,608.97	0.00	21,635,051.76	0.00	0.00
(133)	Class C	730,154,654.73	753,344,608.97	0.00	21,546,419.26	0.00	0.00
(134)	Class D	755,094,654.73	753,344,608.97	1,750,045.76	21,446,659.26	1,750,045.76	0.00

	Calculation of Interest Distributable Amount

		Class	BOM Note Bal.	Interest Carryover	Note Interest Rates	Days	Days Basis Rate	Calculated Interest
(135)		Class A-1	0.00	0	1.21833%	31	8.61%		0.00
(136)		Class A-2	192,864,654.73	0	2.57%	30	8.33%		413,051.80
(137)		Class A-3	324,000,000.00	0	3.35%	30	8.33%		904,500.00
(138)		Class A-4	149,350,000.00	0	3.52%	30	8.33%		438,093.33
(139)		Class B	31,710,000.00	0	3.00%	30	8.33%		79,275.00
(140)		Class C	32,230,000.00	0	3.30%	30	8.33%		88,632.50
(141)		Class D	24,940,000.00	0	4.80%	30	8.33%		99,760.00
(142)		Class N	4,799,237.49	0	4.35%	30	8.33%		17,397.24

	Cash Distributions for Activity in Collection Period (Waterfall)

							Pursuant to
							Paid per Indent 2.7(b)	Shortfall	Change from Prior Period
		Total Deposited to Collection Account					24,154,053.55	0.00	-3.3%
		Supplemental Servicing Fees					14,028.86	0.00	1.4%
		Unpaid Supplemental Servicing Fees from prior Distribution Date					0.00	0.00	0.0%
		Servicer Liquidation Reimbursements					14,385.98	0.00	-46.3%
		Unpaid Servicer Liquidation Reimbursements from prior Distribution Date					0.00	0.00	0.0%
		Available Funds					24,125,638.71	0.00	-3.3%

	1	Serv. Strip Amount to Pay Servicing Fee (Excess Distributed to Class XS Notes)				1.00%	643,972.01	0.00	-2.6%
		Servicing Fee Payable from Servicing Strip Amount				0.61%	392,822.93	0.00	-2.6%
		Servicing Strip Amount distributed to Class XS Notes				0.39%	251,149.08	0.00	-2.6%
		Unpaid Serv. Strip Amount to Pay Servicing Fee (Excess Distributed to Class XS Notes)					0.00	0.00	0.0%
	2	Indemnity amounts due to Backup Servicer as successor servicer					0.00	0.00	0.0%
		Fees due to:
		Indenture Trustee					1,500.00	0.00	0.0%
		Owner Trustee					0.00	0.00	0.0%
		Grantor Trust Trustee					0.00	0.00	0.0%
		Administrator					83.33	0.00	0.0%
		Regulatory Filing Fees					5,320.67	0.00	0.0%
		Collateral Custodian					2,040.80	0.00	-0.7%
		Asset Representations Reviewer					0.00	0.00	0.0%
		Rating Agency					0.00	0.00	0.0%
		Independent Accountant Fees					0.00	0.00	0.0%
	3	Backup Servicer Fee					2,750.00	0.00	0.0%
	4	Class A Interest Distributable Amount					1,755,645.14	0.00	-2.4%
	5	First Priority PDA					0.00	0.00	0.0%
	6	Class B Interest Distributable Amount					79,275.00	0.00	0.0%
	7	Second Priority PDA					0.00	0.00	0.0%
	8	Class C Interest Distributable Amount					88,632.50	0.00	0.0%
	9	Third Priority PDA					0.00	0.00	0.0%
	10	Class D Interest Distributable Amount					99,760.00	0.00	0.0%
	11	Fourth Priority PDA					1,750,045.76	0.00	-37.9%
	12	Reserve Account (amount required to fund Reserve Account to required amount)					0.00	0.00	0.0%
	13	Regular PDA (other than Class N and Class XS Notes)					17,671,755.86	0.00	0.0%
	14	Class N interest Distributable Amount					17,397.24	0.00	-26.1%
	15	Class N Reserve Account (amount required to fund Class N Reserve Account to req. amount)					0.00	0.00	0.0%
	16	Class N Principal Distribution Amount (until paid-in-full)					2,007,460.41	0.00	18.5%
	17	Unpaid indemnity amounts due to Backup Servicer as successor servicer					0.00	0.00	0.0%
		Unpaid Fees due to:
		Indenture Trustee					0.00	0.00	0.0%
		Owner Trustee					0.00	0.00	0.0%
		Grantor Trust Trustee					0.00	0.00	0.0%
		Administrator					0.00	0.00	0.0%
		Collateral Custodian					0.00	0.00	0.0%
		Asset Representations Reviewer					0.00	0.00	0.0%
		Rating Agency					0.00	0.00	0.0%
		Backup Servicer					0.00	0.00	0.0%
	18	To holders of the certificates, any remaining amounts					0.00	0.00	0.0%

(1)	As of January 1, 2023, Bridgecrest Credit Company, LLC (“Servicer”) changed its definition of a charged off receivable. See Form 10-D as filed on December 15, 2022 for further details.